Summary of significant accounting policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) restaurant	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021 USD ($) restaurant
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 13,141	$ 10,685
Accounts payable for outsourcing	20,125	13,354
Sale of properties, equipment and restaurant businesses	1,428	201	$ 6,415
Number of restaurants | restaurant				20
Equity method investments	13,105	1,640		$ 11,000
Shareholders ownership percentage				49.00%
Equity method investment, gain (loss) on contribution of business	8,501	0	0
Operadora de Franquicias Saile S.A.P.I. de C.V.
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, gain (loss) on contribution of business	531
Company-operated Restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	104,010	60,855	115,568
Franchised Operations
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 32,809	$ 26,486	$ 43,039
Investors
Summary Of Significant Accounting Policies [Line Items]
Number of restaurants | restaurant	21
Shareholders ownership percentage	51.00%
Internal Used Software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years